Investments in Associates - Narrative (a) (Details) - ZAR (R) R in Millions				12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024	Feb. 27, 2008	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of associates [line items]
Investments in associates	R 378			R 378	R 197	R 165
Impairment (loss)/reversal on investments in associate				23	(23)	0
(Impairment)/reversal of impairment of assets				R 2,779	R 0	R (2,793)
Rand Refinery
Disclosure of associates [line items]
(Impairment)/reversal of impairment of assets	R 23	R (23)
Pamodzi
Disclosure of associates [line items]
Ownership interest (as a percent)			32.40%
Investments in associates			R 345